Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of accounts receivable, allowance for doubtful accounts
	2021	2020
Beginning balance	$437	$650
(Reversal of) Provision for allowance for doubtful accounts	(95)	364
Write offs	(218)	(592)
Impacts of foreign currency translation	39	15
Ending balance	$163	$437

Schedule of prepaid and other current assets
	2021	2020
Prepaid expenses	$4,247	$1,640
Withholding taxes	394	336
Deferred costs	1,555	—
Other current assets	—	36
Total	$6,196	$2,012

Schedule of property and equipment, net
	2021	2020
Leasehold improvements	$4,225	$5,241
Equipment and fixtures	4,233	2,856
	8,458	8,097
Less: accumulated depreciation and amortization	(6,343)	(6,268)
Property and equipment, net	$2,115	$1,829